License Revenue - Disaggregation of Revenue (Details) - License revenue - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation of Revenue [Line Items]
Total license revenue	$ 0	$ 1,507	$ 0	$ 1,507
United States
Disaggregation of Revenue [Line Items]
Total license revenue	$ 0	$ 1,507	$ 0	$ 1,507